Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Apr. 11, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Sep. 19, 2022
Carbon Collective Climate Solutions U.S. Equity ETF
Account Value [Line Items]
Account Value	$ 9,920	$ 9,366	$ 9,857	$ 9,344		$ 9,737	$ 9,592	$ 8,965	$ 9,867	$ 8,972	$ 8,242	$ 9,203	$ 9,910	$ 10,681	$ 9,911	$ 8,860	$ 8,821	$ 9,356	$ 9,375	$ 9,649	$ 8,658	$ 9,692	$ 9,092	$ 8,886	$ 10,000
Carbon Collective Short Duration Green Bond ETF
Account Value [Line Items]
Account Value	10,237	10,134	10,089	10,035	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	14,581	14,405	13,906	13,249		13,814	13,383	12,705	12,495	11,952	10,952	11,187	11,747	11,937	11,565	10,849	10,802	10,636	10,259	10,516	9,894	10,499	9,943	9,198	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,452	10,213	10,117	9,949	10,000
Carbon Collective Climate Solutions ETF - at Market
Account Value [Line Items]
Account Value	9,938	9,362	9,877	9,360		$ 9,754	$ 9,600	$ 9,006	$ 9,922	$ 8,982	$ 8,246	$ 9,222	$ 9,918	$ 10,684	$ 9,918	$ 8,863	$ 8,823	$ 9,383	$ 9,389	$ 9,649	$ 8,661	$ 9,684	$ 9,108	$ 8,945	$ 10,000
Carbon Collective Short Duration Green Bond ETF - at Market
Account Value [Line Items]
Account Value	$ 10,233	$ 10,143	$ 10,108	$ 10,045	$ 10,000